Document and Entity Information	Mar. 15, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001772704
Document Type	8-K
Document Period End Date	Mar. 15, 2026
Entity Registrant Name	Goldman Sachs Private Middle Market Credit II LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01307
Entity Tax Identification Number	83-3053002
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	(312)
Local Phone Number	655-4419
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true